Brighthouse Life Insurance Company of NY

285 Madison Avenue

New York, NY 10017

May 2, 2023

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Life Insurance Company of NY

Brighthouse Variable Annuity Account B

File Nos. 333-96785/811-08306

(Class L and Class L-4 Year (offered between November 22, 2004 and October 7, 2011))

Rule 497(j) Certification

Members of the Commission:

On behalf of Brighthouse Life Insurance Company of NY (the “Company”) and Brighthouse Variable Annuity Account B (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated May 1, 2023 to the Class L Prospectus dated May 1, 2023, Prospectus Supplement dated May 1, 2023 to the Class L-4 Year Prospectus dated May 1, 2023, Class L and Class L-4 Year Prospectuses, each dated May 1, 2023 and Statement of Additional Information (“SAI”) dated May 1, 2023 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements, Prospectuses and SAI contained in Post-Effective Amendment No. 37 for the Account filed electronically with the Commission on April 24, 2023.

If you have any questions, please call the undersigned at (980) 949-4167.

Sincerely,

/s/ Alyson Saad
Alyson Saad
Managing Corporate Counsel
Brighthouse Life Insurance Company of NY